Variable Interest Entities (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Financing receivable, net	$ 110,255				$ 120,351				$ 110,255	$ 120,351
Investment securities (Note 3)	38,400				35,793				38,400	35,793
Other Assets	48,326				46,398				48,326	46,398
Nonrecourse Borrowings	19,369				19,721				19,369	19,721
Other Liabilities	63,720				52,397				63,720	52,397
Total revenues of consolidated VIEs									132,208	128,986	$ 127,891	$ 126,548	$ 128,560
Provision for Loan and Lease Losses									3,623	4,053	3,224
Interest And Other Financial Charges									5,334	5,539	6,442
Appliances
Variable Interest Entity [Line Items]
Current Receivables	686								686
Consolidated VIE
Variable Interest Entity [Line Items]
Financing receivable, net	26,675				26,099				26,675	26,099
Current Receivables	3,537				2,858				3,537	2,858
Investment securities (Note 3)	3,374				3,830				3,374	3,830
Other Assets	3,423				2,208				3,423	2,208
Assets VIE	37,009				34,995				37,009	34,995
Borrowings	517				592				517	592
Nonrecourse Borrowings	18,095				18,171				18,095	18,171
Other Liabilities	2,870				2,947				2,870	2,947
Liabilities VIE	21,482				21,710				21,482	21,710
Total revenues of consolidated VIEs									6,923	6,529	6,018
Provision for Loan and Lease Losses									1,148	1,223	1,159
Interest And Other Financial Charges									270	267	306
Trinity [Member]
Variable Interest Entity [Line Items]
Financing receivable, net	0				0				0	0
Current Receivables	0				0				0	0
Investment securities (Note 3)	2,369				2,786				2,369	2,786
Other Assets	17				213				17	213
Assets VIE	2,386				2,999				2,386	2,999
Borrowings	0				0				0	0
Nonrecourse Borrowings	0				0				0	0
Other Liabilities	1,022				1,482				1,022	1,482
Liabilities VIE	1,022				1,482				1,022	1,482
Other 1 [Member]
Variable Interest Entity [Line Items]
Financing receivable, net	504				581				504	581
Current Receivables	509				349				509	349
Investment securities (Note 3)	1,005				1,044				1,005	1,044
Other Assets	2,329				1,944				2,329	1,944
Assets VIE	4,347				3,918				4,347	3,918
Borrowings	517				592				517	592
Nonrecourse Borrowings	0				0				0	0
Other Liabilities	1,367				1,130				1,367	1,130
Liabilities VIE	1,884				1,722				1,884	1,722
Consolidated Securitization Entities [Member]
Variable Interest Entity [Line Items]
Commingled cash amounts owed to CSEs	235				4,071				235	4,071
Commingled cash receivable from CSEs	389				3,341				389	3,341
Equipment [Member]
Variable Interest Entity [Line Items]
Financing receivable, net	526				752				526	752
Current Receivables	0				0				0	0
Investment securities (Note 3)	0				0				0	0
Other Assets	16				31				16	31
Assets VIE	542				783				542	783
Borrowings	0				0				0	0
Nonrecourse Borrowings	436				628				436	628
Other Liabilities	123				82				123	82
Liabilities VIE	559				710				559	710
Credit Card Receivable [Member]
Variable Interest Entity [Line Items]
Financing receivable, net	25,645				24,766				25,645	24,766
Current Receivables	0				0				0	0
Investment securities (Note 3)	0				0				0	0
Other Assets	1,059				20				1,059	20
Assets VIE	26,704				24,786				26,704	24,786
Borrowings	0				0				0	0
Nonrecourse Borrowings	14,967				15,363				14,967	15,363
Other Liabilities	332				228				332	228
Liabilities VIE	15,299				15,591				15,299	15,591
Trade Receivable [Member]
Variable Interest Entity [Line Items]
Financing receivable, net	0				0				0	0
Current Receivables	3,028				2,509				3,028	2,509
Investment securities (Note 3)	0				0				0	0
Other Assets	2				0				2	0
Assets VIE	3,030				2,509				3,030	2,509
Borrowings	0				0				0	0
Nonrecourse Borrowings	2,692				2,180				2,692	2,180
Other Liabilities	26				25				26	25
Liabilities VIE	2,718				2,205				2,718	2,205
Industrial Equipment Joint Venture [Member]
Variable Interest Entity [Line Items]
Assets VIE	527								527
Liabilities VIE	527								527
Power Generating And Leasing [Member]
Variable Interest Entity [Line Items]
Assets VIE	667								667
Liabilities VIE	0								0
Insurance Entities [Member]
Variable Interest Entity [Line Items]
Assets VIE	1,162								1,162
Liabilities VIE	541								541
GECC
Variable Interest Entity [Line Items]
Financing receivable, net	122,457				131,440				122,457	131,440
Investment securities (Note 3)	38,320				35,475				38,320	35,475
Other Assets	23,976				22,955				23,976	22,955
Nonrecourse Borrowings	19,369				19,721				19,369	19,721
Other Liabilities	9,549				11,871				9,549	11,871
Total revenues of consolidated VIEs	7,121	$ 6,384	$ 6,275	$ 6,564	7,481	$ 6,535	$ 6,432	$ 6,560	26,344	27,008	26,571	$ 28,330	$ 28,848
Provision for Loan and Lease Losses									3,623	4,053	3,224
Interest And Other Financial Charges									4,249	4,690	$ 5,632
GECC | Trinity [Member]
Variable Interest Entity [Line Items]
Intercompany Advances Eliminated In Consolidation	$ 1,565				$ 1,837				$ 1,565	$ 1,837